Document Entity Information	6 Months Ended
Jun. 30, 2020
Document Entity Information
Entity Registrant Name	Kraig Biocraft Laboratories, Inc
Entity Central Index Key	0001413119
Document Type	S-1/A
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 1 to our registration statement on Form S-1, initially filed on June 2, 2020 (File No. 333-238883) (the "Registration Statement") pursuant to a comment we received from the Securities and Exchange Commission. Pursuant to such comment, we removed reference to a fixed price for the Units. Until the actual public offering price of the Units is determined by the Company and the underwriters, we shall use a bona fide price range. As a result, we use the midpoint of such price range to complete certain tables and provide certain information in this Registration Statement. In such instances, we may make a statement such as, "Based on an assumed price to the public in this Offering of $5.25 per Unit, the midpoint of the price range set forth on the cover page of this prospectus" or "at the assumed public offering price of $5.25, the midpoint of the price range set forth on the cover page of this prospectus." The use of the word "assume" in these instances is solely to disclose to the public that to make such related calculations, we had to assume a specific price. No additional securities are being registered under this Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false